Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contracts with Customers
Schedule of revenue

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands)	2024	2023	2024	2023	2023
Type of goods or services
Product sales	520,907	260,632	803,437	447,571	1,087,418
Outlicensing of product	—	—	—	—	82,712
Royalty income	38,873	8,752	51,824	13,164	36,758
Total	559,780	269,384	855,261	460,735	1,206,888

Geographical markets
USA	493,356	259,238	771,632	444,931	1,075,829
Europe	18,836	10,146	35,697	15,804	39,614
Asia	47,588	—	47,932	—	91,445
Total	559,780	269,384	855,261	460,735	1,206,888